Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 196	$ 216
Termination and long-term service arrangements	456	468
Retirement medical benefits plans	26	29
Other long-term employee benefits	22	16
Long-term employee benefit obligations	$ 700	$ 729